Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 29, 2016
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Jun. 21, 2016
Document Effective Date	Jun. 28, 2016
Prospectus Date	Jun. 28, 2016
AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund | AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund - Institutional Class Shares
Prospectus:
Trading Symbol	TWMLX
AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund | AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund - Investor Class Shares
Prospectus:
Trading Symbol	TWMVX